Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000133836
Account Value [Line Items]
Line Graph and Table Measure Name	The Teberg Fund - No-Load Class
Account Value	$ 10,000	$ 26,167	$ 18,868	$ 14,726	$ 18,846	$ 14,132	$ 12,542	$ 12,352	$ 11,160	$ 9,783	$ 9,122
C000248905
Account Value [Line Items]
Line Graph and Table Measure Name	The Teberg Fund - Investor Class
Account Value	$ 10,000	26,072	18,868	14,726	18,846	14,132	12,542	12,352	11,160	9,783	9,122
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average
Account Value	$ 10,000	31,143	24,171	20,281	23,419	18,863	17,845	17,124	14,180	11,303	9,789
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average
Account Value	$ 10,000	31,143	24,171	20,281	23,419	18,863	17,845	17,124	14,180	11,303	9,789
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939